Related Party Transactions (Details) - Schedule of Accounts Payable to Related Parties - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions (Details) - Schedule of Accounts Payable to Related Parties [Line Items]
Total	$ 3,080
Shexian Ruibo [Member]
Related Party Transactions (Details) - Schedule of Accounts Payable to Related Parties [Line Items]
Total	$ 3,080